Investment Strategy - Global X Funds - Global X Conscious Companies ETF	Apr. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Morningstar® US Capital Allocation Leaders Index (the “Underlying Index”). The Fund’s 80% investment policy is non-fundamental and may be changed upon 60 days’ prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to companies that Morningstar, Inc. (the “Index Provider”) determines exhibit strong capital allocation practices (“Capital Allocation Leaders”), as measured by the Index Provider’s proprietary Capital Allocation Rating framework. The Capital Allocation Rating represents the Index Provider’s assessment of the quality of a company’s capital allocation, or how well its leadership team uses cash, based on a forward-looking evaluation of management’s capital allocation decisions.

To be eligible for inclusion in the Underlying Index, companies must be constituents of the Morningstar US Target Market Exposure Index, which measures the performance of large- and mid-capitalization companies and represents approximately the top 85% of the U.S.-listed equity market by float-adjusted market capitalization, and must have an assigned Capital Allocation Rating.

From the eligible universe, the Index Provider evaluates whether a company is a Capital Allocation Leader by assessing capital allocation decisions across three key pillars: balance sheet strength, investment efficacy, and shareholder distributions. The Index Provider considers the following when assessing the capital allocation decision-making of a company across the three key pillars:

·    Balance Sheet Strength: net debt-to-EBITDA, total debt, debt-to-equity ratio, free cash flow, interest coverage ratio, and revenue and earnings cyclicality;
·    Investment Efficacy: research and development spend, sales and marketing spend, return on invested capital, return on new invested capital, return on equity, weighted average cost of capital, gross margin, and operating margin; and
·    Shareholder Distributions: dividend yield, dividend payout ratio, buyback yield percent.

Based on the Index Provider’s assessment of a company’s decision-making across the above pillars, a company will be rated one of three possible ratings: Exemplary, Standard, or Poor. Companies with an “Exemplary” rating under the Morningstar Capital Allocation Rating framework are included in the Underlying Index as Capital Allocation Leaders.
The Underlying Index is weighted based on float-adjusted market capitalization. At each reconstitution and rebalance, a capping methodology is applied such that no individual company weight exceeds 4.75%, and the aggregate weight of companies exceeding 4.5% is capped at 23%.

The Underlying Index is reconstituted semi-annually on the third Friday of June and December, and rebalanced quarterly on the third Friday of March, June, September, and December. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of April 30, 2026, the Underlying Index had significant exposure to the Information Technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Morningstar® US Capital Allocation Leaders Index (the “Underlying Index”). The Fund’s 80% investment policy is non-fundamental and may be changed upon 60 days’ prior written notice to shareholders before it can be changed.